12. Trade and Other Receivables (Details Narrative) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Trade receivables	€ 580	€ 970
Overdue trade receivables	260	219
Research and development grants and other government subsidies
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Other receivables	20	14
Value-added tax receivables
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Other receivables	€ 186	642
Refunding of research and development costs
DisclosureOfTradeAndOtherReceivablesLineItems [Line Items]
Other receivables		€ 385